Income taxes - Changes net deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in net deferred tax balance
Net deferred tax balance, as of January 1	€ 990	€ 1,562	€ 4,734
Recognized in income statement, continuing operations	2,452	137	(2,961)
Recognized in other comprehensive income	56	(753)	(115)
Acquisitions through business combinations and disposals and others	2	(6)	7
Translation differences	2	50	(103)
Net deferred tax balance, as of December 31	€ 3,502	€ 990	€ 1,562